AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 19, 2007.

SECURITIES ACT FILE NO. 333-143436

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 2	☒

LEGG MASON PARTNERS INCOME TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

620 8th AVENUE

NEW YORK, NY 10018

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

ROGER P. JOSEPH, ESQ, BINGHAM McCUTCHEN LLP 150 FEDERAL STREET BOSTON, MA 02110	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on October 19, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on July 16, 2007.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Under Section 9.5 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having or been a Trustee or officer of the Registrant. This provision does not authorize indemnification to the extent such indemnification is prohibited by applicable federal law. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt on an undertaking by such Trustee or officer to repay such expenses to Registrant in the event that it is ultimately determined that such Trustee or officer is not entitled to indemnification under the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person of the Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

1(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement as filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 84”).

1(b) Amended and Restated Designation of Series of Shares of Beneficial Interest of the Registrant, effective as of May 15, 2007, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

2 The Registrant’s By-Laws are incorporated by reference to Post-Effective Amendment No. 84.

3 Not Applicable.

4 The form of each Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

5 Not Applicable.

6(a) Management Agreement between the Registrant, on behalf of Legg Mason Partners Core Bond Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 20, 2006 (“Post-Effective Amendment No. 75”).

6(b) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Global Income Fund, and LMPFA is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

6(c) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) with respect to the Registrant, on behalf of Legg Mason Partners Core Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 75.

6(d) Form of Subadvisory Agreement between LMPFA and WAM with respect to the Registrant, on behalf of Legg Mason Partners Global Income Fund, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

6(e) Form of Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”) with respect to the Registrant, on behalf of Legg Mason Partners Global Income Fund, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

7(a) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A.

7(b) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. (renamed Citigroup Global Markets Inc. (“CGMI”)) is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 28, 2000 (“Post-Effective Amendment No. 58”).

7(c) Amendment to Distribution Agreement between Registrant and CGMI dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 28, 2006 (“Post Effective Amendment No. 74”).

7(d) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

8(a) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

8(b) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78.

8(c) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 78.

8(d) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

8(e) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

9 Custodian Agreement with State Street Bank and Trust Company dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75.

10(a) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Balanced Fund, Legg Mason Partners Convertible Fund, Legg Mason Partners Income Fund, Legg Mason Partners Total Return Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Reserve Fund are incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 7, 1994 (“Post-Effective Amendment No. 40”).

10(b) Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 67”).

10(c) Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 19, 2003 (“Post-Effective Amendment No. 64”).

10(d) Form of Amended Shareholder Services and Distribution Plan (relating to Class A, B, C and Y shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

10(e) Form of Amended Shareholder Services and Distribution Plan effective November 20, 2006 is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2006 (“Post-Effective Amendment No. 77”).

10(f) Amended Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 24, 1998 (“Post-Effective Amendment No. 52”).

10(c) Amended and Restated Rule 18f-3(d) Multiple Class Plan effective November 20, 2006 is incorporated by reference to Post-Effective Amendment No. 77.

11 Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

12(a) Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders relating to the reorganization of Legg Mason Core Bond Fund into Legg Mason Partners Core Bond Fund discussed in the Prospectus/Proxy Statement is filed herewith.

12(b) Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders relating to the reorganization of Legg Mason Global Income Trust into Legg Mason Partners Global Income Fund discussed in the Prospectus/Proxy Statement is filed herewith.

13 Not Applicable.

14(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on July 16, 2007.

14(b) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on July 16, 2007.

15 Not Applicable.

16 Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on July 16, 2007.

17(a) Form of Proxy Card is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(b) Prospectus and Statement of Additional Information of Legg Mason Partners Core Bond Fund dated April 16, 2007 are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on July 16, 2007.

17(c) The Annual Report of Legg Mason Partners Core Bond Fund for the year ended July 31, 2006 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(d) The Semi-Annual Report of Legg Mason Partners Core Bond Fund for the period ended January 31, 2007 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(e) The Prospectus and Statement of Additional Information of Legg Mason Core Bond Fund, a series of Legg Mason Income Trust, Inc., dated May 1, 2007 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(f) The Prospectus and Statement of Additional Information of Legg Mason Global Income Trust, a series of Legg Mason Global Trust, Inc., dated May 1, 2007 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(g) The Annual Report of Legg Mason Core Bond Fund, a series of Legg Mason Income Trust, Inc., for the year ended December 31, 2006 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(h) The Annual Report of Legg Mason Core Bond Fund, a series of Legg Mason Income Trust, Inc., for the year ended December 31, 2005 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(i) The Annual Report of Legg Mason Global Trust, a series of Legg Mason Global Trust, Inc., for the year ended December 31, 2006 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(j) The Annual Report of Legg Mason Global Trust, a series of Legg Mason Global Trust, Inc., for the year ended December 31, 2005 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on June 1, 2007.

17(k) Transfer Agency and Services Agreement with PFPC, Inc. dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75.

17(l) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 77.

17(m) Code of Ethics of Citigroup Asset Management - North America (adopted by LMPFA), as amended September 13, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

17(n) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

17(o) Code of Ethics of WAM and WAML as of February, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

17(p) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Legg Mason Partners Sector Series, Inc., filed on February 28, 2003 (Securities Act File No. 33-7339).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 19th day of October, 2007.

LEGG MASON PARTNERS INCOME TRUST, on behalf of Legg Mason Partners Core Bond Fund and Legg Mason Partners Global Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

As required by the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee	October 19, 2007

/s/ Frances M. Guggino Frances M. Guggino	Chief Financial Officer and Treasurer	October 19, 2007

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	October 19, 2007

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee	October 19, 2007

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	October 19, 2007

/s/ Mark T. Finn* Mark T. Finn	Trustee	October 19, 2007

/s/ Rainer Greeven* Rainer Greeven	Trustee	October 19, 2007

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	October 19, 2007

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	October 19, 2007

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	October 19, 2007

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	October 19, 2007

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	October 19, 2007

/s/ Alan G. Merten* Alan G. Merten	Trustee	October 19, 2007

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	October 19, 2007

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders relating to the reorganization of Legg Mason Core Bond Fund to Legg Mason Partners Core Bond Fund discussed in the Prospectus/Proxy Statement.

12(b)	Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders relating to the reorganization of Legg Mason Global Income Trust into Legg Mason Partners Global Income Fund discussed in the Prospectus/Proxy Statement.